Lease Arrangements	12 Months Ended
Dec. 31, 2023
Text Block [Abstract]
Lease Arrangements
16.	LEASE ARRANGEMENTS

a.	Right-of-use assets

	December 31, 2022	December 31, 2023
	NT$	NT$
	(In Millions)	(In Millions)

Carrying amounts

Land	$38,525.8	$37,437.1
Buildings	3,356.7	2,946.0
Machinery and equipment	2.9	-
Office equipment	28.6	41.6

	$41,914.0	$40,424.7

	Years Ended December 31
	2021	2022	2023
	NT$	NT$	NT$
	(In Millions)	(In Millions)	(In Millions)

Additions to right-of-use assets	$7,769.8	$12,610.7	$2,145.4

Depreciation of right-of-use assets
Land	$1,825.7	$2,119.8	$2,459.1
Buildings	707.9	928.7	976.1
Machinery and equipment	0.5	0.9	0.4
Office equipment	22.1	23.6	23.4

	$2,556.2	$3,073.0	$3,459.0

b.	Lease liabilities

	December 31, 2022	December 31, 2023
	NT$	NT$
	(In Millions)	(In Millions)
Carrying amounts

Current portion (classified under accrued expenses and other current liabilities)	$2,603.5	$2,810.6
Noncurrent portion	29,764.1	28,681.8

	$32,367.6	$31,492.4

Ranges of discount rates for lease liabilities are as follows:

	December 31, 2022	December 31, 2023

Land	0.39%-2.30%	0.39%-2.30%
Buildings	0.39%-5.63%	0.57%-6.52%
Machinery and equipment	0.71%	-
Office equipment	0.28%-4.71%	0.28%-7.13%

c.	Material terms of right-of-use assets
The
 Company leases land and buildings mainly for the use of plants and offices with lease terms of 1 to 36 years. The lease contracts for land located in the R.O.C. specify that lease payments will be adjusted every 2 years on the basis of changes in announced land value prices. The Company does not have purchase options to acquire the leasehold land and buildings at the end of the lease terms.

d.	Other lease information

	Years Ended December 31
	2021	2022	2023
	NT$	NT$	NT$
	(In Millions)	(In Millions)	(In Millions)

Expenses relating to short-term leases	$5,250.3	$4,731.1	$1,215.1

Total cash outflow for leases	$7,510.8	$7,618.3	$4,916.9